DELAWARE GROUP® TAX-FREE FUND
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

VOYAGEUR MUTUAL FUNDS
Delaware National High-Yield Municipal Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement to the Funds’ Class A, Class B, Class C, and Institutional Class
Statutory Prospectus dated December 28, 2012

The following replaces the information in the section entitled, “Fund summaries – Delaware Tax-Free USA Fund – What are the Fund’s fees and expenses?”.

What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	B	C	Inst.
Maximum sales charge (load) imposed on purchases as a
percentage of offering price	4.50%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage
of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C	Inst.
Management fees	0.54%	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees	0.24%	1.00%	1.00%	none
Other expenses	0.15%	0.15%	0.15%	0.15%
Total annual fund operating expenses	0.93%	1.69%	1.69%	0.69%
Fee waivers and expense reimbursements	(0.13%)[2]	(0.88%)[2]	(0.13%)[2]	(0.13%)[2]
Total annual fund operating expenses after fee waivers and
expense reimbursements	0.80%	0.81%	1.56%	0.56%

1	If you redeem Class B shares during the first year after you bought them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.56% of the Fund’s average daily net assets from December 28, 2012 through December 27, 2013. The Fund’s distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund’s Class B shares’ 12b-1 fee to no more than 0.25% of average daily net assets from May 1, 2013 through April 30, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund. Additionally, the Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not		(if not
		redeemed)		redeemed)
Class	A	B	B	C	C	Inst.
1 year	$528	$83	$483	$159	$259	$57
3 years	$721	$447	$672	$520	$520	$208
5 years	$929	$835	$985	$906	$906	$371
10 years	$1,530	$1,721	$1,721	$1,987	$1,987	$846

The following replaces the information in the section entitled, “Fund summaries – Delaware Tax-Free USA Intermediate Fund – What are the Fund’s fees and expenses?”.

What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	B	C	Inst.
Maximum sales charge (load) imposed on purchases as a
percentage of offering price	2.75%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage
of original purchase price or redemption price, whichever is lower	none	2.00%[1]	1.00%	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C	Inst.
Management fees	0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.18%	0.18%	0.18%	0.18%
Total annual fund operating expenses	0.92%	1.67%	1.67%	0.67%
Fee waivers and expense reimbursements	(0.17%)[2]	(0.92%)[2]	(0.07%)[2]	(0.07%)[2]
Total annual fund operating expenses after fee waivers and
expense reimbursements	0.75%	0.75%	1.60%	0.60%

1	If you redeem Class B shares during the first year after you bought them, you will pay a contingent deferred sales charge (CDSC) of 2.00%, which declines to 1.00% during the second and third years, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.60% of the Fund’s average daily net assets from December 28, 2012 through December 27, 2013. The Fund’s distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund’s Class B shares’ 12b-1 fee to no more than 0.15% of average daily net assets from March 1, 2013 through February 28, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not		(if not
		redeemed)		redeemed)
Class	A	B	B	C	C	Inst.
1 year	$349	$77	$277	$163	$263	$61
3 years	$544	$436	$536	$520	$520	$207
5 years	$754	$821	$821	$901	$901	$366
10 years	$1,360	$1,426	$1,426	$1,970	$1,970	$828

The following replaces the information in the section entitled, “Fund summaries – Delaware National High-Yield Municipal Bond Fund – What are the Fund’s fees and expenses?”.

What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	B	C	Inst.
Maximum sales charge (load) imposed on purchases as a
percentage of offering price	4.50%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage
of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C	Inst.
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.19%	0.19%	0.19%	0.19%
Total annual fund operating expenses	0.99%	1.74%	1.74%	0.74%
Fee waivers and expense reimbursements	(0.14%)[2]	(0.89%)[2]	(0.14%)[2]	(0.14%)[2]
Total annual fund operating expenses after fee waivers and
expense reimbursements	0.85%	0.85%	1.60%	0.60%

1	If you redeem Class B shares during the first year after you bought them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.60% of the Fund’s average daily net assets from December 28, 2012 through December 27, 2013. The Fund’s distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund’s Class B shares’ 12b-1 fee to no more than 0.25% of average daily net assets from August 1, 2013 through July 31, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not		(if not
		redeemed)		redeemed)
Class	A	B	B	C	C	Inst.
1 year	$533	$87	$487	$163	$263	$61
3 years	$738	$461	$686	$534	$534	$222
5 years	$959	$860	$1,010	$931	$931	$398
10 years	$1,596	$1,778	$1,778	$2,040	$2,040	$905

The following replaces the fourth bullet in the section entitled, “About your account – Choosing a share class – Class A”.

Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets (currently limited to 0.15% for Delaware Tax-Free USA Intermediate Fund). See “Dealer compensation” below for further information.

The following replaces the sixth bullet in the section entitled, “About your account – Choosing a share class – Class B”.

Approximately eight years (five for Delaware Tax-Free USA Intermediate Fund) after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.25%. Conversion may occur as late as three months after, as applicable, the eighth anniversary of purchase (fifth anniversary for Delaware Tax-Free USA Intermediate Fund), during which time Class B’s higher 12b-1 fee applies.

The following replaces the information in the section entitled, “About your account – Dealer compensation”.

Dealer compensation

The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated. Institutional Class shares do not have a 12b-1 fee or sales charge so they are not included in the chart below.

Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund

	Class A1	Class B2	Class C3
Commission (%)	—	4.00%	1.00%
Investment less than $100,000	4.00%	—	—
$100,000 but less than $250,000	3.00%	—	—
$250,000 but less than $500,000	2.00%	—	—
$500,000 but less than $1 million	1.60%	—	—
$1 million but less than $5 million	1.00%	—	—
$5 million but less than $25 million	0.50%	—	—
$25 million or more	0.25%	—	—
12b-1 fee to dealer	0.25%	0.25%	1.00%

Delaware Tax-Free USA Intermediate Fund

	Class A1	Class B2	Class C3
Commission (%)	—	2.00%	1.00%
Investment less than $100,000	2.35%	—	—
$100,000 but less than $250,000	1.75%	—	—
$250,000 but less than $500,000	0.75%	—	—
$500,000 but less than $1 million	0.75%	—	—
$1 million but less than $5 million	0.75%	—	—
$5 million but less than $25 million	0.50%	—	—
$25 million or more	0.25%	—	—
12b-1 fee to dealer	0.15%	0.15%	1.00%

1	On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. However, the Distributor has contracted to limit this amount to 0.15% for Delaware Tax-Free USA Intermediate Fund from December 28, 2012 through December 27, 2013. Additionally, the Delaware Tax-Free USA Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.

2	On sales of Class B shares, the Distributor may pay your securities dealer an up-front commission of 4.00% (2.00% for Delaware Tax-Free USA Intermediate Fund). Your securities dealer may also be eligible to receive a 12b-1 service fee of up to 0.25% from the date of purchase. However, the Distributor has contracted to limit this amount to 0.15% from March 1, 2013 through February 28, 2014 for Delaware Tax-Free USA Intermediate Fund, to 0.25% from May 1, 2013 through April 30, 2014 for Delaware Tax-Free USA Fund, and to 0.25% from August 1, 2013 through July 31, 2014 for Delaware National High-Yield Municipal Bond Fund. After approximately eight years (five years for Delaware Tax-Free USA Intermediate Fund), Class B shares automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A shares.

3	On sales of Class C shares, the Distributor may pay your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C. Alternatively, certain intermediaries may not be eligible to receive the up-front commission of 1.00%, but may receive the 12b-1 fee for Class C shares from the date of purchase.

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated November 1, 2013.